Right-of use assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 138,439	¥ 151,065
Approximate aggregate carrying value of certain land use rights mortgaged for certain bank borrowings	0	0
Rent concessions	0	7
In the process of applying for certain title/right certificates [member]
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 2,987	¥ 3,019
Bottom of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	30 years
Top of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease	70 years